Cover	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity File Number	001-42530
Entity Registrant Name	DATAMEDS AI, INC.
Entity Central Index Key	0002030763
Entity Tax Identification Number	93-3264234
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3000 Bayport Drive
Entity Address, Address Line Two	Suite 950
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	844
Local Phone Number	203-6092
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	MEDS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false